NOTE 11. Summary of short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	7.00%	6.50%
Total, Weighted-average interest rate	7.00%	6.50%
Short-term bank loans, Maturities	June 2015 to November 2015	June 2015 to November 2015
Short-term bank loans	$ 155,342	$ 160,737
Total	$ 155,342	$ 160,737